UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

          BlackRock Advantage Small Cap Core Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

    East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.4%

Aerospace & Defense — 0.6%
AAR Corp.	8,547	$312,222
Aerojet Rocketdyne Holdings, Inc. (a)	11,392	424,352
Axon Enterprise, Inc. (a)	17,972	967,433
Curtiss-Wright Corp.	7,995	985,704
Esterline Technologies Corp. (a)	1,699	206,853
HEICO Corp., Class A	20,106	1,608,279
Maxar Technologies, Inc. (b)	19,006	138,554
Moog, Inc., Class A	4,949	465,008
Vectrus, Inc. (a)	6,528	175,995

		5,284,400

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)(b)	4,548	244,410
Echo Global Logistics, Inc. (a)	27,842	668,765
Hub Group, Inc., Class A (a)	44,279	1,903,111
Radiant Logistics, Inc. (a)	54,001	345,066

		3,161,352

Airlines — 0.3%
Hawaiian Holdings, Inc.	67,399	2,005,120
Spirit Airlines, Inc. (a)(b)	11,103	624,544

		2,629,664

Auto Components — 0.9%
Dana, Inc.	186,960	3,692,460
Dorman Products, Inc. (a)	2,251	182,106
Fox Factory Holding Corp. (a)(b)	11,394	722,152
Modine Manufacturing Co. (a)	38,854	583,976
Tenneco, Inc., Class A	20,203	699,024
Tower International, Inc.	86,835	2,227,318

		8,107,036

Banks — 9.0%
American National Bankshares, Inc.	3,437	123,045
Atlantic Capital Bancshares, Inc. (a)	7,564	145,834
BancorpSouth Bank	80,774	2,632,425
Bank of Commerce Holdings	51,048	579,395
Bank of Marin Bancorp	3,748	166,786
Banner Corp.	76,788	4,770,838
BOK Financial Corp.	2	181
Boston Private Financial Holdings, Inc.	61,470	730,878
Cadence BanCorp	416,848	8,332,792
Capital City Bank Group, Inc.	6,266	154,645
Carolina Financial Corp.	14,898	545,565
Cathay General Bancorp	126,690	4,920,640
CenterState Bank Corp.	141,696	3,749,276
Central Pacific Financial Corp.	19,259	561,978
Chemical Financial Corp.	29,687	1,360,555
ConnectOne Bancorp, Inc.	49,182	1,060,856
Enterprise Financial Services Corp.	11,132	502,944
Farmers National Banc Corp.	6,959	102,436
First BanCorp	66,781	768,649
First Bancorp/Southern Pines NC	29,812	1,168,332
First Commonwealth Financial Corp.	33,309	468,325
First Financial Corp.	42,142	1,870,262
First Financial Northwest, Inc.	72,933	1,182,973
First Horizon National Corp.	14,688	229,573
First Merchants Corp.	30,104	1,215,901
First Northwest Bancorp	3,079	49,633
First Savings Financial Group, Inc.	56	2,930
Heritage Commerce Corp.	9,369	130,885
Home BancShares, Inc.	272,046	5,299,456
Independent Bank Corp.	149,869	3,484,454
International Bancshares Corp.	31,182	1,272,849
Macatawa Bank Corp.	20,595	224,691
MBT Financial Corp.	22,158	245,289
Mercantile Bank Corp.	69,155	2,394,838
Metropolitan Bank Holding Corp. (a)	2,673	102,991
Orrstown Financial Services, Inc.	253	5,166

Security	Shares	Value

Banks (continued)
People’s Utah Bancorp	5,261	$154,463
RBB Bancorp	1,023	22,148
Renasant Corp.	23,262	890,469
Republic Bancorp, Inc., Class A	34,251	1,549,515
Republic First Bancorp, Inc. (a)	101,370	648,768
Sandy Spring Bancorp, Inc.	67,332	2,361,333
Sierra Bancorp	45,521	1,226,791
SmartFinancial, Inc. (a)	10,353	203,126
Southern First Bancshares, Inc. (a)	746	28,423
Synovus Financial Corp.	46,402	1,841,231
Towne Bank	2,207	60,847
TriState Capital Holdings, Inc. (a)	408,759	9,242,041
United Community Banks, Inc.	115,039	3,185,430
Univest Financial Corp.	76,614	2,031,037
West Bancorporation, Inc.	22,589	522,258
Wintrust Financial Corp.	49,956	3,680,259

		78,206,405

Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	4,024	1,257,741

Biotechnology — 6.4%
ACADIA Pharmaceuticals, Inc. (a)	24,383	646,150
Achillion Pharmaceuticals, Inc. (a)(b)	122,632	307,806
Acorda Therapeutics, Inc. (a)	59,592	878,386
Adamas Pharmaceuticals, Inc. (a)(b)	20,537	229,809
Aduro Biotech, Inc. (a)	91,155	391,967
Agenus, Inc. (a)(b)	276,614	854,737
Aimmune Therapeutics, Inc. (a)(b)	20,853	502,349
Akebia Therapeutics, Inc. (a)	174,653	1,271,474
Alder Biopharmaceuticals, Inc. (a)(b)	70,971	909,848
Allakos, Inc. (a)	3,809	152,208
AMAG Pharmaceuticals, Inc. (a)	39,097	582,154
AnaptysBio, Inc. (a)	6,457	444,694
Apellis Pharmaceuticals, Inc. (a)	11,622	176,073
Applied Genetic Technologies Corp. (a)	16,811	63,882
Aravive, Inc. (a)	2,326	13,561
Arcus Biosciences, Inc. (a)	56,556	666,795
Ardelyx, Inc. (a)	86,226	242,295
Array BioPharma, Inc. (a)(b)	79,161	1,815,953
Arrowhead Pharmaceuticals, Inc. (a)	32,202	628,583
Assembly Biosciences, Inc. (a)(b)	28,218	603,583
Atara Biotherapeutics, Inc. (a)(b)	20,564	736,397
Athersys, Inc. (a)(b)	262,564	391,220
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	5,204	228,872
Calithera Biosciences, Inc. (a)	151,489	840,764
Celldex Therapeutics, Inc. (a)	23	122
ChemoCentryx, Inc. (a)	76,231	819,483
Chimerix, Inc. (a)	73,318	148,836
Cidara Therapeutics, Inc. (a)	23,706	68,747
Clovis Oncology, Inc. (a)(b)	44,874	1,358,785
Coherus Biosciences, Inc. (a)	42,371	607,600
Conatus Pharmaceuticals, Inc. (a)(b)	119,217	231,281
Corvus Pharmaceuticals, Inc. (a)(b)	45,222	218,874
CytomX Therapeutics, Inc. (a)	23,388	262,413
Deciphera Pharmaceuticals, Inc. (a)(b)	18,688	530,739
Denali Therapeutics, Inc. (a)	5,472	119,071
Editas Medicine, Inc. (a)	40,600	837,578
Eiger BioPharmaceuticals, Inc. (a)	8,606	113,599
Emergent BioSolutions, Inc. (a)	4,587	267,651
Enanta Pharmaceuticals, Inc. (a)	3,186	326,692
Exact Sciences Corp. (a)	7,866	715,806
Exelixis, Inc. (a)	18,062	404,408
Fate Therapeutics, Inc. (a)	60,974	957,902
FibroGen, Inc. (a)	19,928	1,151,838
Forty Seven, Inc. (a)	7,369	123,062
Genomic Health, Inc. (a)(b)	31,233	2,372,771
Global Blood Therapeutics, Inc. (a)(b)	19,945	1,047,112
Halozyme Therapeutics, Inc. (a)	101,729	1,754,825
Heron Therapeutics, Inc. (a)	34,318	908,397

1

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Immune Design Corp. (a)	3,169	$18,444
ImmunoGen, Inc. (a)	21,314	100,602
Intellia Therapeutics, Inc. (a)	95,873	1,460,146
Intercept Pharmaceuticals, Inc. (a)	9,207	918,306
Invitae Corp. (a)	116,616	2,346,314
Ironwood Pharmaceuticals, Inc. (a)	126,385	1,799,722
KalVista Pharmaceuticals, Inc. (a)	3,663	83,077
Karyopharm Therapeutics, Inc. (a)	18,716	77,297
Kindred Biosciences, Inc. (a)	1,187	12,843
Ligand Pharmaceuticals, Inc. (a)	21,810	2,706,185
MacroGenics, Inc. (a)	15,779	315,580
Madrigal Pharmaceuticals, Inc. (a)	811	106,468
Miragen Therapeutics, Inc. (a)	21,244	59,483
Myriad Genetics, Inc. (a)	31,244	969,501
Natera, Inc. (a)	69,877	1,106,852
Novavax, Inc. (a)	102,333	72,155
OPKO Health, Inc. (a)	34,106	86,970
Osiris Therapeutics, Inc. (a)(b)	7,060	122,915
Palatin Technologies, Inc. (a)(b)	207,451	204,962
Pfenex, Inc. (a)	52,568	236,030
Protagonist Therapeutics, Inc. (a)	2,359	18,919
Puma Biotechnology, Inc. (a)(b)	22,028	612,599
Ra Pharmaceuticals, Inc. (a)	20,170	388,676
REGENXBIO, Inc. (a)	4,986	257,926
Retrophin, Inc. (a)(b)	29,948	675,627
Rhythm Pharmaceuticals, Inc. (a)	7,538	216,190
Rigel Pharmaceuticals, Inc. (a)	20,056	43,923
Sangamo Therapeutics, Inc. (a)(b)	77,612	699,284
Seres Therapeutics, Inc. (a)(b)	45,810	280,815
Sorrento Therapeutics, Inc. (a)(b)	40,560	82,337
Spark Therapeutics, Inc. (a)(b)	19,753	2,238,015
Spectrum Pharmaceuticals, Inc. (a)(b)	87,470	945,551
Stemline Therapeutics, Inc. (a)	12,900	141,513
Surface Oncology, Inc. (a)	9,199	38,912
Syndax Pharmaceuticals, Inc. (a)	26,176	161,506
Tocagen, Inc. (a)	29,115	317,936
Ultragenyx Pharmaceutical, Inc. (a)(b)	22,060	1,414,928
UNITY Biotechnology, Inc. (a)(b)	27,883	278,830
Unum Therapeutics, Inc. (a)	8,207	34,880
Vanda Pharmaceuticals, Inc. (a)	43,008	870,482
Veracyte, Inc. (a)	92,034	1,860,007
Vericel Corp. (a)	6,702	125,394
Xencor, Inc. (a)(b)	62,429	1,894,096

		55,329,350

Building Products — 1.3%
Armstrong Flooring, Inc. (a)	7,428	106,518
Builders FirstSource, Inc. (a)	9,442	131,527
Continental Building Products, Inc. (a)	36,129	1,041,599
Insteel Industries, Inc.	7,687	174,879
NCI Building Systems, Inc. (a)	20,146	141,425
PGT Innovations, Inc. (a)	67,734	1,021,429
Trex Co., Inc. (a)(b)	53,795	4,031,935
Universal Forest Products, Inc.	154,617	4,788,488

		11,437,800

Capital Markets — 0.2%
Moelis & Co., Class A	40,785	1,819,419
Westwood Holdings Group, Inc.	2,486	96,084

		1,915,503

Chemicals — 1.4%
AdvanSix, Inc. (a)	4,343	142,233
Balchem Corp.	10,388	921,727
H.B. Fuller Co.	5,363	270,724
Hawkins, Inc.	1,213	50,000
Innophos Holdings, Inc.	31,713	1,052,872
Innospec, Inc.	92,159	7,544,136

Security	Shares	Value

Chemicals (continued)
Intrepid Potash, Inc. (a)	109,219	$415,032
PolyOne Corp.	41,370	1,349,489

		11,746,213

Commercial Services & Supplies — 1.6%
ARC Document Solutions, Inc. (a)	148,345	351,578
CECO Environmental Corp. (a)	17,791	135,567
Deluxe Corp.	28,519	1,326,989
Ennis, Inc.	60,596	1,284,635
Interface, Inc.	35,931	637,775
McGrath RentCorp	75,105	4,494,283
Steelcase, Inc., Class A	49,849	872,856
Tetra Tech, Inc.	78,445	4,708,269

		13,811,952

Communications Equipment — 1.6%
Acacia Communications, Inc. (a)	2,526	134,762
Aerohive Networks, Inc. (a)	97,445	492,097
Calix, Inc. (a)	252,305	2,068,901
Ciena Corp. (a)	112,706	4,808,038
Comtech Telecommunications Corp.	3,979	105,444
Finisar Corp. (a)	48,763	1,194,206
Infinera Corp. (a)	501,165	2,560,953
Lumentum Holdings, Inc. (a)	26,092	1,298,077
Ribbon Communications, Inc. (a)	24,947	128,477
ViaSat, Inc. (a)	8,824	666,653

		13,457,608

Construction & Engineering — 2.2%
Comfort Systems USA, Inc.	158,430	8,495,017
Construction Partners, Inc., Class A (a)	12,274	151,707
EMCOR Group, Inc.	54,078	3,900,646
MasTec, Inc. (a)	141,539	6,111,654
MYR Group, Inc. (a)	621	20,828

		18,679,852

Consumer Finance — 1.1%
Enova International, Inc. (a)	76,121	1,942,608
FirstCash, Inc.	29,492	2,585,269
Green Dot Corp., Class A (a)	50,131	3,235,956
Regional Management Corp. (a)	74,063	2,013,773

		9,777,606

Distributors — 0.2%
Core-Mark Holding Co., Inc.	53,565	1,687,833

Diversified Consumer Services — 0.9%
Bridgepoint Education, Inc. (a)(b)	29,851	307,764
Chegg, Inc. (a)	89,024	3,528,021
Strategic Education, Inc.	33,350	4,361,513

		8,197,298

Diversified Financial Services — 0.2%
FGL Holdings (b)	185,049	1,535,907

Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	107,604	5,241,391
Consolidated Communications Holdings, Inc.	54,537	541,552
Ooma, Inc. (a)	58,052	946,828

		6,729,771

Electric Utilities — 1.0%
IDACORP, Inc.	85,579	8,421,829

Electrical Equipment — 1.1%
Atkore International Group, Inc. (a)	73,186	1,690,597
Encore Wire Corp.	43,103	2,553,422
Generac Holdings, Inc. (a)	93,721	4,832,255

2

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
LSI Industries, Inc.	88,707	$298,056

		9,374,330

Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc. (a)	67,079	3,936,196
Control4 Corp. (a)	24,157	435,068
Fabrinet (a)	19,690	1,151,865
Fitbit, Inc., Class A (a)	383,326	2,269,290
Insight Enterprises, Inc. (a)(b)	26,049	1,454,055
OSI Systems, Inc. (a)	61,004	5,298,197
PC Connection, Inc.	46,629	1,876,351
PCM, Inc. (a)	18,315	615,201
Sanmina Corp. (a)	88,581	2,829,277
ScanSource, Inc. (a)	172,175	6,465,171
Tech Data Corp. (a)	22,116	2,260,698
Vishay Intertechnology, Inc.	75,439	1,653,623

		30,244,992

Energy Equipment & Services — 1.6%
Archrock, Inc.	204,815	1,998,994
Basic Energy Services, Inc. (a)	5,541	26,763
Cactus, Inc., Class A (a)	80,812	2,930,243
Diamond Offshore Drilling, Inc. (a)(b)	72,702	694,304
Exterran Corp. (a)	38,804	662,384
Independence Contract Drilling, Inc. (a)(b)	38,501	119,353
Liberty Oilfield Services, Inc., Class A	15,358	251,564
Matrix Service Co. (a)	2,428	50,721
McDermott International, Inc. (a)	56,421	478,450
Noble Corp. PLC (a)(b)	184,476	555,273
Pioneer Energy Services Corp. (a)(b)	71,547	126,638
ProPetro Holding Corp. (a)	142,955	2,839,086
Superior Energy Services, Inc. (a)	475,563	2,225,635
Transocean Ltd. (a)	32,173	262,853
Unit Corp. (a)(b)	32,786	509,822

		13,732,083

Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A	17,739	248,878
Glu Mobile, Inc. (a)	13,261	119,084
Marcus Corp.	46,681	1,978,808
World Wrestling Entertainment, Inc., Class A	20,075	1,680,277

		4,027,047

Equity Real Estate Investment Trusts (REITs) — 6.9%
CareTrust REIT, Inc.	171,661	3,834,907
Chesapeake Lodging Trust	118,453	3,567,804
CorePoint Lodging, Inc.	21,932	306,390
DiamondRock Hospitality Co.	64,336	687,752
EastGroup Properties, Inc.	69,240	7,315,898
Essential Properties Realty Trust, Inc.	151,845	2,576,810
First Industrial Realty Trust, Inc.	143,441	4,808,142
Four Corners Property Trust, Inc.	290,727	7,963,013
Franklin Street Properties Corp.	52,306	378,695
Front Yard Residential Corp.	14,309	159,259
Getty Realty Corp.	9,760	321,592
Gladstone Land Corp.	28,615	349,675
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,988	221,285
Hersha Hospitality Trust	220,546	4,157,292
National Storage Affiliates Trust	184,011	5,211,192
New Senior Investment Group, Inc.	28,521	147,168
Preferred Apartment Communities, Inc., Class A	69,740	1,062,838
QTS Realty Trust, Inc., Class A	23,285	971,683
Retail Value, Inc.	1,890	58,836
Rexford Industrial Realty, Inc.	47,937	1,643,280
RLJ Lodging Trust	39,759	738,325
Ryman Hospitality Properties, Inc.	48,981	3,966,971
STAG Industrial, Inc.	174,501	4,830,188

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.	172,409	$1,963,739
Sunstone Hotel Investors, Inc.	196,966	2,964,338

		60,207,072

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings, Inc. (a)	22,695	574,637
Ingles Markets, Inc., Class A	11,824	367,963
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	21,894	310,895
Performance Food Group Co. (a)	40,015	1,541,778
Smart & Final Stores, Inc. (a)	94,848	588,058

		3,383,331

Food Products — 0.9%
Calavo Growers, Inc.	27,028	2,300,894
Dean Foods Co.	146,688	588,219
Freshpet, Inc. (a)	6,469	266,652
John B. Sanfilippo & Son, Inc.	48,043	3,338,028
Landec Corp. (a)(b)	22,320	286,589
Simply Good Foods Co. (a)	48,915	1,000,801

		7,781,183

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	42,333	3,810,393
Southwest Gas Holdings, Inc.	45,350	3,715,979

		7,526,372

Health Care Equipment & Supplies — 3.7%
Accuray, Inc. (a)	137,746	663,936
AtriCure, Inc. (a)	21,058	672,593
Cardiovascular Systems, Inc. (a)	33,526	1,185,815
Cerus Corp. (a)	38	247
CONMED Corp.	57,827	4,446,896
Globus Medical, Inc., Class A (a)(b)	101,010	4,918,177
Inogen, Inc. (a)	17,494	1,879,905
Integer Holdings Corp. (a)	34,374	3,126,659
iRadimed Corp. (a)	13,948	348,700
iRhythm Technologies, Inc. (a)	40,514	3,880,836
Masimo Corp. (a)	43,689	5,735,492
Merit Medical Systems, Inc. (a)	29,874	1,664,878
Neogen Corp. (a)	2,113	130,921
Nevro Corp. (a)(b)	15,564	717,033
Novocure Ltd. (a)(b)	27,756	1,490,775
Penumbra, Inc. (a)	7,903	1,056,394

		31,919,257

Health Care Providers & Services — 2.6%
AMN Healthcare Services, Inc. (a)	13,613	680,786
Chemed Corp.	20,510	6,758,045
CorVel Corp. (a)	870	58,551
Ensign Group, Inc.	57,659	2,851,238
HealthEquity, Inc. (a)	24,313	1,956,710
LHC Group, Inc. (a)	4,303	471,996
National HealthCare Corp.	2,682	218,342
National Research Corp.	9,268	360,803
PetIQ, Inc. (a)	11,096	334,101
Select Medical Holdings Corp. (a)	68,487	1,014,977
Surgery Partners, Inc. (a)	34,992	438,100
Tenet Healthcare Corp. (a)	3,872	110,662
U.S. Physical Therapy, Inc.	54,589	6,017,891
WellCare Health Plans, Inc. (a)	4,614	1,170,018

		22,442,220

Health Care Technology — 1.2%
Castlight Health, Inc., Class B (a)	237,986	759,175
Evolent Health, Inc., Class A (a)(b)	6,920	91,275
HMS Holdings Corp. (a)	9,978	343,842
Medidata Solutions, Inc. (a)(b)	75,812	5,687,416
Omnicell, Inc. (a)	41,703	3,542,670

3

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Vocera Communications, Inc. (a)	10,022	$332,129

		10,756,507

Hotels, Restaurants & Leisure — 3.7%
Biglari Holdings, Inc., Class B (a)	445	59,634
BJ’s Restaurants, Inc.	43,524	2,082,188
Bloomin’ Brands, Inc.	157,035	3,247,484
Boyd Gaming Corp.	95,251	2,834,670
Brinker International, Inc.	58,134	2,660,793
Carrols Restaurant Group, Inc. (a)	53,702	574,074
Cheesecake Factory, Inc.	46,358	2,192,733
Cracker Barrel Old Country Store, Inc.	8,779	1,422,110
Eldorado Resorts, Inc. (a)	8,795	424,007
International Speedway Corp., Class A	10,067	435,398
J. Alexander’s Holdings, Inc. (a)	61,200	558,756
Penn National Gaming, Inc. (a)	66,416	1,650,438
Planet Fitness, Inc., Class A (a)	64,158	3,771,207
Ruth’s Hospitality Group, Inc.	42,979	1,092,526
SeaWorld Entertainment, Inc. (a)	78,138	2,132,386
Speedway Motorsports, Inc.	26,359	465,500
Texas Roadhouse, Inc.	108,069	6,841,848

		32,445,752

Household Durables — 1.6%
GoPro, Inc., Class A (a)	49,037	285,886
Helen of Troy Ltd. (a)	12,782	1,432,990
Hooker Furniture Corp.	11,790	370,206
iRobot Corp. (a)	11,506	1,438,940
La-Z-Boy, Inc.	2,624	90,292
M/I Homes, Inc. (a)	96,118	2,502,913
MDC Holdings, Inc.	80,209	2,313,228
Meritage Homes Corp. (a)	60,131	2,636,744
Roku, Inc. (a)(b)	8,108	537,479
William Lyon Homes, Class A (a)	93,359	1,321,030
ZAGG, Inc. (a)	80,547	934,345

		13,864,053

Household Products — 0.1%
Central Garden & Pet Co. (a)	12,451	389,467
Central Garden & Pet Co., Class A (a)	29,842	831,100

		1,220,567

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	144,833	2,137,735
Clearway Energy, Inc., Class C	39,444	591,266

		2,729,001

Insurance — 1.7%
American Equity Investment Life Holding Co.	7,263	229,874
CNO Financial Group, Inc.	250,035	4,258,096
Employers Holdings, Inc.	34,825	1,450,809
Genworth Financial, Inc., Class A (a)	706	2,732
Global Indemnity Ltd.	5,920	228,394
Horace Mann Educators Corp.	15,149	593,689
Investors Title Co.	266	45,329
James River Group Holdings Ltd.	32,482	1,334,685
Kinsale Capital Group, Inc.	74,629	4,982,232
Navigators Group, Inc.	8,602	600,248
Protective Insurance Corp., Class B	22,464	474,215
Selective Insurance Group, Inc.	1,723	113,649
Stewart Information Services Corp.	8,864	380,532
Universal Insurance Holdings, Inc.	626	24,439

		14,718,923

Interactive Media & Services — 1.3%
Care.com, Inc. (a)	60,130	1,514,675
Cargurus, Inc. (a)	82,777	3,537,061
Cars.com, Inc. (a)	5,347	125,868
EverQuote, Inc., Class A (a)(b)	12,215	93,323
QuinStreet, Inc. (a)(b)	83,714	1,120,930

Security	Shares	Value

Interactive Media & Services (continued)
TrueCar, Inc. (a)	17,229	$124,738
Yelp, Inc. (a)	136,753	5,095,417

		11,612,012

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	6,372	113,676
Etsy, Inc. (a)	35,955	2,562,513
Liberty Expedia Holdings, Inc., Class A (a)	9,039	400,428
Overstock.com, Inc. (a)(b)	12,631	250,220
Quotient Technology, Inc. (a)	7,577	75,997
U.S. Auto Parts Network, Inc. (a)	176	188

		3,403,022

IT Services — 1.3%
CSG Systems International, Inc.	57,301	2,380,857
GreenSky, Inc., Class A (a)	14,969	169,150
Hackett Group, Inc.	66,643	1,083,615
I3 Verticals, Inc., Class A (a)(b)	6,400	134,656
LiveRamp Holdings, Inc. (a)	12,189	655,159
ManTech International Corp., Class A	40,651	2,209,382
NIC, Inc.	69,562	1,188,815
Okta, Inc. (a)	11,399	967,547
Perspecta, Inc.	35,366	746,223
Science Applications International Corp.	5,885	439,610
Twilio, Inc., Class A (a)	9,493	1,155,203
Wix.com Ltd. (a)	3,362	367,298

		11,497,515

Leisure Products — 0.3%
Malibu Boats, Inc., Class A (a)(b)	35,613	1,645,677
MasterCraft Boat Holdings, Inc. (a)	53,491	1,319,623

		2,965,300

Life Sciences Tools & Services — 0.6%
Enzo Biochem, Inc. (a)(b)	69,198	233,889
Harvard Bioscience, Inc. (a)	27,282	109,674
Medpace Holdings, Inc. (a)	40,315	2,215,309
NanoString Technologies, Inc. (a)	23,221	591,439
NeoGenomics, Inc. (a)	43,482	852,247
PRA Health Sciences, Inc. (a)	9,161	980,044
Syneos Health, Inc. (a)	2,670	111,526

		5,094,128

Machinery — 2.5%
Alamo Group, Inc.	20,109	1,931,268
Albany International Corp., Class A	16,956	1,314,938
Briggs & Stratton Corp.	48,581	636,897
ESCO Technologies, Inc.	9,007	623,194
Federal Signal Corp.	1,696	41,688
Global Brass & Copper Holdings, Inc.	41,292	1,393,605
Miller Industries, Inc.	18,617	631,302
Park-Ohio Holdings Corp.	11,380	361,770
Proto Labs, Inc. (a)	23,422	2,646,452
RBC Bearings, Inc. (a)	1,063	148,979
Rexnord Corp. (a)	136,127	3,630,507
TriMas Corp. (a)	44,481	1,438,071
Wabash National Corp.	18,258	270,949
Watts Water Technologies, Inc., Class A	43,120	3,472,885
Woodward, Inc.	33,017	3,180,858

		21,723,363

Media — 1.2%
Emerald Expositions Events, Inc.	48,446	609,451
Entravision Communications Corp., Class A	346,994	1,370,626
EW Scripps Co., Class A	18,267	386,347
Gray Television, Inc. (a)	88,916	1,948,150
Liberty Latin America Ltd., Class A (a)	45,021	883,312
Liberty Latin America Ltd., Class C (a)	43,889	851,008
MSG Networks, Inc., Class A (a)	155,305	3,749,063
New Media Investment Group, Inc.	40,690	541,991

4

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings, Inc.	68,182	$404,319

		10,744,267

Metals & Mining — 1.4%
Carpenter Technology Corp.	29,938	1,405,290
Coeur Mining, Inc. (a)(b)	119,476	571,095
Kaiser Aluminum Corp.	40,883	4,475,871
Materion Corp.	21,304	1,230,945
Olympic Steel, Inc.	38,938	756,176
Pan American Silver Corp.	24,196	323,260
Ryerson Holding Corp. (a)	103,099	873,249
Schnitzer Steel Industries, Inc., Class A	68,770	1,671,111
SunCoke Energy, Inc. (a)	13,112	130,071
Universal Stainless & Alloy Products, Inc. (a)	18,353	337,328

		11,774,396

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AG Mortgage Investment Trust, Inc.	47,448	843,625
Arbor Realty Trust, Inc. (b)	201,949	2,613,220
Ares Commercial Real Estate Corp.	8,409	128,321
Granite Point Mortgage Trust, Inc.	11,427	217,342
Invesco Mortgage Capital, Inc.	82,112	1,307,223
KKR Real Estate Finance Trust, Inc.	83,752	1,706,028
Ladder Capital Corp.	175,408	3,218,737
Redwood Trust, Inc.	49,277	753,938
TPG RE Finance Trust, Inc.	26,902	538,578

		11,327,012

Multiline Retail — 0.2%
Big Lots, Inc.	38,051	1,199,748
Dillard’s, Inc., Class A	11,405	895,749

		2,095,497

Multi-Utilities — 0.3%
Avista Corp.	49,941	2,018,116
NorthWestern Corp.	4,915	336,874

		2,354,990

Oil, Gas & Consumable Fuels — 1.4%
Abraxas Petroleum Corp. (a)	71,862	89,828
Approach Resources, Inc. (a)	40,958	38,431
Arch Coal, Inc., Class A	2,953	275,101
Ardmore Shipping Corp. (a)	17,288	97,331
Carrizo Oil & Gas, Inc. (a)	44,204	485,360
CONSOL Energy, Inc. (a)	23,543	893,457
CVR Energy, Inc.	26,453	1,072,405
Denbury Resources, Inc. (a)	101,496	194,872
Evolution Petroleum Corp.	307,026	2,170,674
Golar LNG Ltd.	3,413	70,444
Jagged Peak Energy, Inc. (a)	17,392	164,702
Laredo Petroleum, Inc. (a)	43,975	150,834
Matador Resources Co. (a)	51,290	953,994
Montage Resources Corp. (a)	117,955	138,007
Nordic American Tankers Ltd.	1,516	3,441
Oasis Petroleum, Inc. (a)	203,312	1,136,514
Pacific Ethanol, Inc. (a)	233,986	271,424
Par Pacific Holdings, Inc. (a)	50,123	847,079
Penn Virginia Corp. (a)	5,158	276,778
Renewable Energy Group, Inc. (a)	16,041	426,209
REX American Resources Corp. (a)(b)	5,666	451,637
Scorpio Tankers, Inc.	2,206	40,612
SemGroup Corp., Class A	22,003	346,327
SRC Energy, Inc. (a)	50,734	233,376
Teekay Corp.	18,402	75,448
W&T Offshore, Inc. (a)	61,742	321,676
World Fuel Services Corp.	45,585	1,262,249

		12,488,210

Paper & Forest Products — 0.4%
Boise Cascade Co.	108,536	3,027,069

Security	Shares	Value

Paper & Forest Products (continued)
Verso Corp., Class A (a)	8,362	$164,313

		3,191,382

Personal Products — 0.6%
Natural Health Trends Corp.	41,158	523,530
USANA Health Sciences, Inc. (a)	46,981	4,627,628

		5,151,158

Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc. (a)	15,673	212,056
Corcept Therapeutics, Inc. (a)	197,132	2,458,236
Dermira, Inc. (a)	31,777	265,338
Endo International PLC (a)	82,980	911,950
Horizon Pharma PLC (a)(b)	36,743	1,065,914
Innoviva, Inc. (a)	124,223	1,950,301
Intersect ENT, Inc. (a)	47,214	1,604,804
Intra-Cellular Therapies, Inc. (a)	5,346	72,813
Mallinckrodt PLC (a)(b)	17,959	448,257
MyoKardia, Inc. (a)	1,534	68,800
Pacira Pharmaceuticals, Inc. (a)	20,939	862,268
Phibro Animal Health Corp., Class A	57,475	1,684,017
Prestige Consumer Healthcare, Inc. (a)(b)	62,841	1,838,728
Revance Therapeutics, Inc. (a)(b)	62,011	1,050,466
Supernus Pharmaceuticals, Inc. (a)	19,334	789,601
Theravance Biopharma, Inc. (a)	4,358	105,769
Xeris Pharmaceuticals, Inc. (a)	18,226	182,442
Zogenix, Inc. (a)	4,081	215,191

		15,786,951

Professional Services — 2.7%
ASGN, Inc. (a)	13,613	876,813
CRA International, Inc.	42,290	2,112,808
Forrester Research, Inc.	9,506	477,201
FTI Consulting, Inc. (a)	1,854	137,493
ICF International, Inc.	22,743	1,717,551
Insperity, Inc.	98,077	12,384,183
Kforce, Inc.	118,282	4,377,617
Korn Ferry	14,086	687,256
TriNet Group, Inc. (a)	3,321	203,544

		22,974,466

Real Estate Management & Development — 0.7%
Marcus & Millichap, Inc. (a)(b)	128,195	4,950,891
RE/MAX Holdings, Inc., Class A	18,612	730,149

		5,681,040

Road & Rail — 0.7%
Covenant Transportation Group, Inc., Class A (a)	32,821	748,647
Daseke, Inc. (a)	22,074	104,851
Marten Transport Ltd.	63,852	1,190,840
Universal Logistics Holdings, Inc.	54,142	1,199,245
Werner Enterprises, Inc.	76,873	2,654,425

		5,898,008

Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd. (a)	57,838	622,337
Amkor Technology, Inc. (a)	516,245	4,532,631
Cabot Microelectronics Corp.	26,835	3,035,039
Cirrus Logic, Inc. (a)	76,360	3,064,327
Diodes, Inc. (a)	135,402	5,460,763
Inphi Corp. (a)	45,477	1,965,516
Integrated Device Technology, Inc. (a)	53,890	2,604,504
Nanometrics, Inc. (a)	22,391	637,248
Semtech Corp. (a)	2,881	158,570
SunPower Corp. (a)(b)	19,774	127,542
Synaptics, Inc. (a)(b)	98,115	4,108,075

		26,316,552

Software — 5.8%
A10 Networks, Inc. (a)	145,270	1,013,985

5

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ACI Worldwide, Inc. (a)	86,799	$2,766,284
Alteryx, Inc., Class A (a)(b)	23,114	1,763,829
Amber Road, Inc. (a)	8,063	79,340
Appfolio, Inc., Class A (a)	12,195	881,455
Avalara, Inc. (a)	9,433	492,497
Benefitfocus, Inc. (a)(b)	38,920	1,911,750
Bottomline Technologies DE, Inc. (a)	9,488	473,261
Box, Inc., Class A (a)	98,289	1,989,369
Cloudera, Inc. (a)	197,638	2,879,586
Coupa Software, Inc. (a)	16,954	1,596,897
Envestnet, Inc. (a)(b)	32,349	1,973,612
Five9, Inc. (a)	6,393	339,085
Instructure, Inc. (a)	2,961	138,368
LivePerson, Inc. (a)	25,842	722,542
MicroStrategy, Inc., Class A (a)	11,164	1,579,706
New Relic, Inc. (a)	48,322	5,110,051
Paylocity Holding Corp. (a)	37,215	3,258,918
Q2 Holdings, Inc. (a)	9,121	627,707
QAD, Inc., Class A	13,244	599,423
Qualys, Inc. (a)	2,864	239,516
RealNetworks, Inc. (a)	1,115	3,691
RingCentral, Inc., Class A (a)	40,125	4,224,761
Rubicon Project, Inc. (a)	31,993	187,799
SPS Commerce, Inc. (a)	32,414	3,461,167
Tenable Holdings, Inc. (a)(b)	29,104	907,463
Trade Desk, Inc., Class A (a)	3,990	788,185
Workiva, Inc. (a)	72,829	3,601,394
Yext, Inc. (a)(b)	106,052	1,970,446
Zendesk, Inc. (a)	57,749	4,563,326

		50,145,413

Specialty Retail — 3.3%
Aaron’s, Inc.	41,947	2,277,303
American Eagle Outfitters, Inc.	129,312	2,637,965
America’s Car-Mart, Inc. (a)(b)	12,756	1,040,890
Asbury Automotive Group, Inc. (a)	85,908	6,167,335
Barnes & Noble, Inc.	140,300	883,890
Bed Bath & Beyond, Inc.	141,399	2,365,605
Cato Corp., Class A	19,434	305,891
Citi Trends, Inc.	43,848	948,871
Five Below, Inc. (a)	43,796	5,270,849
Hibbett Sports, Inc. (a)	17,360	321,854
Hudson Ltd., Class A (a)	26,550	395,595
Lithia Motors, Inc., Class A	11,626	1,049,479
MarineMax, Inc. (a)(b)	63,838	1,253,140
Sleep Number Corp. (a)	2,664	116,284
Sonic Automotive, Inc., Class A	139,225	2,092,552
Tilly’s, Inc., Class A	43,254	524,671
Zumiez, Inc. (a)(b)	32,438	801,219

		28,453,393

Technology Hardware, Storage & Peripherals — 0.3%
Cray, Inc. (a)	22,450	550,699
Pure Storage, Inc., Class A (a)	80,504	1,648,722

		2,199,421

Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc. (a)	78,767	2,022,737
Oxford Industries, Inc.	9,496	750,469
Rocky Brands, Inc.	21,528	644,764
Wolverine World Wide, Inc.	20,669	739,123

		4,157,093

Thrifts & Mortgage Finance — 3.4%
BankFinancial Corp.	2,705	42,306
Essent Group Ltd. (a)	152,038	6,558,919
Federal Agricultural Mortgage Corp., Class C	41,623	3,407,675
First Defiance Financial Corp.	47,079	1,456,624
Flagstar Bancorp, Inc.	98,802	3,226,873
Meridian Bancorp, Inc.	143,976	2,345,369
MGIC Investment Corp. (a)	86,160	1,118,357

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	51,513	$1,048,805
Riverview Bancorp, Inc.	126,622	980,054
TrustCo Bank Corp. NY	10,652	90,222
United Community Financial Corp.	143,956	1,442,439
Washington Federal, Inc.	243,829	7,480,674

		29,198,317

Tobacco — 0.8%
Vector Group Ltd.	581,930	6,820,220

Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	144,815	8,419,544
BMC Stock Holdings, Inc. (a)	78,667	1,504,900
DXP Enterprises, Inc. (a)	16,688	590,255
H&E Equipment Services, Inc.	63,936	1,840,717
Herc Holdings, Inc. (a)	25,501	1,122,044
Rush Enterprises, Inc., Class A	96,449	4,043,142
SiteOne Landscape Supply, Inc. (a)	5,278	283,481
Titan Machinery, Inc. (a)	14,759	283,520

		18,087,603

Water Utilities — 0.1%
Cadiz, Inc. (a)	4,806	47,243
SJW Group	12,711	777,532

		824,775

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc. (a)(b)	44,194	988,620
Spok Holdings, Inc.	504	6,960

		995,580

Total Common Stocks — 99.4% (Cost: $814,479,448)		860,708,894

Rights — 0.0%

Metals & Mining — 0.0%
Pan American Silver Corp. - CVR (a)(c)	125,419	26,338

Total Rights — 0.0% (Cost: $28,846)		26,338

Total Long-Term Investments — 99.4% (Cost: $814,508,294)		860,735,232

Short-Term Securities — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29% (d)(f)	9,798,278	9,798,278
SL Liquidity Series, LLC, Money Market Series, 2.63% (d)(e)(f)	19,010,026	19,015,729

Total Short-Term Securities — 3.3% (Cost: $28,807,254)		28,814,007

Total Investments — 102.7% (Cost: $843,315,548)		889,549,239
Liabilities in Excess of Other Assets — (2.7)%		(22,981,836)

Net Assets — 100.0%		$866,567,403

6

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Advantage Small Cap Core Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended February 28, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	5,825,626	3,972,652	9,798,278	$9,798,278	$136,207		$ —	$ —
SL Liquidity Series, LLC, Money Market Series	18,222,270	787,756	19,010,026	19,015,729	87,897	(b)	1,586	3,633

				$28,814,007	$224,104		$1,586	$3,633

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

CVR	Contingent Value Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	125	03/15/19	$9,847	$(154,683)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

7

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Advantage Small Cap Core Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$860,708,894	$—	$—	$860,708,894
Rights(a)	—	—	26,338	26,338
Short-Term Securities	9,798,278	—	—	9,798,278

Subtotal	$870,507,172	$—	$26,338	$870,533,510

Investments Valued at Net Asset Value (“NAV”)(b)				19,015,729

Total Investments				$889,549,239

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(154,683)	$—	$—	$(154,683)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2019, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 22, 2019